COMMON STOCK (Details Narrative) - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Oct. 21, 2021	Sep. 30, 2020
Equity [Abstract]
Common stock, par value		$ 0.001		$ 0.001
Common stock, shares authorized	150,000,000	150,000,000	150,000,000	150,000,000
Common stock, shares, issued	15,655,038	15,655,038	15,655,038	15,655,038	313,098,220
Common stock, shares, outstanding	15,655,038	15,655,038	15,655,038	15,655,038	313,098,220